SHARE-BASED PAYMENT - Option activity (Details) - Options incentive Plan	12 Months Ended
	Jun. 30, 2022 USD ($) $ / shares	Jun. 30, 2021 USD ($) $ / shares	Jun. 30, 2020 USD ($) $ / shares
SHARE-BASED PAYMENTS
Number of options, at the beginning of the year	1,166,667	1,200,000
Number of options, granted during the year	93,600		1,200,000
Number of options, exercised during the year	(168,332)	(33,333)
Number of options, effective at the end of the year	1,091,935	1,166,667	1,200,000
Weighted average exercise price, at the beginning of the year | $ / shares	$ 4.55	$ 4.55
Weighted average exercise price, granted during the year | $ / shares	5.55		$ 4.55
Weighted average exercise price, exercised during the year | $ / shares	4.55	4.55
Weighted average exercise price, effective at the end of the year | $ / shares	$ 4.63	$ 4.55	$ 4.55
Charges accounted	$ 300,000	$ 700,000